PERSONNEL, SOCIAL CHARGES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Schedule of personnel, social charges and benefits

	12.31.2024	12.31.2023
Social charges and benefits	614,595	564,001
Profit sharing	514,902	513,862
Share-based payment plans (Note 30.)	126,019	154,689
Salaries and wages	46,747	31,897
Other	11,650	20,885
Total	1,313,913	1,285,334

Current	1,238,452	1,204,183
Non-current	75,461	81,151